Deferred revenue (Schedule of detailed information about deferred revenue) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Revenue [Abstract]
Current	$ 64,658	$ 88,963
Non-current	404,880	426,363
Deferred revenue	$ 469,538	$ 515,326	$ 546,684